EQUITY - Cash dividends (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
EQUITY
Cash dividends			¥ 50,000,000	$ 7,269,978
Payments of dividends	¥ 28,000,000	$ 4,052,802
Dividends payable	¥ 22,000,000				¥ 22,000,000	$ 3,371,648	$ 3,157,290